TAXES	6 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
TAXES

Note 15 - TAXES

■ Income tax

Cayman Islands

Youxin Cayman is incorporated in the Cayman Islands and is not subject to tax on income or capital gains under the laws of Cayman Islands. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Youxin BVI is incorporated in the British Virgin Islands and is not subject to tax on income or capital gains under current British Virgin Islands law. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

Youxin HK and Celnet HK are incorporated in Hong Kong and are subject to Hong Kong Profits Tax on taxable income derived from or earned in Hong Kong at the applicable tax rate of 16.5%. Under the two-tiered profits tax regime, the first HKD 2 million of assessable profits is taxed at 8.25%, and the remaining profits are taxed at 16.5%. Under Hong Kong tax law, both entities are exempted from income tax on their foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

PRC

The Company’s PRC subsidiaries, including Guangzhou Youxin and Celnet BJ, are governed by the income tax laws of the PRC and the income tax provision in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis.

The PRC tax authorities grant preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. Since Guangzhou Youxin was approved as an HNTE on December 20, 2021, Guangzhou Youxin was entitled to a reduced income tax rate of 15% for the calendar years from 2021 to 2023. As Guangzhou Youxin failed to obtain the renewed HNTE certificate in 2024, Guangzhou Youxin is no longer a HNTE after December 20, 2024 and thus it is subject to the income tax rate of 25% from calendar year 2024. Celnet BJ did not qualify for HNTE status or other preferential tax treatments during the six months ended March 31, 2026, and therefore its taxable income is subject to the statutory enterprise income tax rate of 25%.

In accordance with Taxation [2022] No.16, which was effective from January 1, 2022, an enterprise qualified for technology-based small and medium-sized enterprise, is entitled to claim an additional tax deduction amounting to 100% of the qualified R&D expenses incurred in determining its tax assessable profits for that year. The same tax incentives policy further applies to all enterprises according to Taxation [2023] No.7, which was effective from January 1, 2023. Guangzhou Youxin was qualified for technology-based small and medium-sized enterprise in April 2023, but was still entitled to claim an additional tax deduction amounting to 100% of the qualified R&D expenses incurred starting from January 1, 2022, because it submitted the self-review information before May 31, 2023.

For qualified small and low-profit enterprises, from January 1, 2023 to December 31, 2027, 25% of the first RMB 3.0 million of the assessable profit before tax is subject to the tax rate of 20%. For the year ended September 30, 2025, Guangzhou Youxin was qualified as small and low-profit enterprise in PRC, and thus it was eligible for the above preferential tax rate for small and low-profit enterprises.

Income tax provision is as follows:

	Six months ended March 31,
	2026	2025
	(Unaudited)	(Unaudited)
Current	$-	$-
Deferred	19,655	-
Total income tax expense	$19,655	$-

Loss before income tax is attributable to the following geographic locations are as follows:

	Six months ended March 31,
	2026	2025
	(Unaudited)	(Unaudited)
Cayman Islands	$1,267,409	$733,351
Hong Kong	32,123	522,352
PRC	550,010	481,997
Total	$1,849,542	$1,737,700

A reconciliation of the income tax expense determined at the statutory income tax rate to the Company’s income taxes are as follows:

	Six months ended March 31,
	2026	2025
	(Unaudited)	(Unaudited)
Loss before income taxes	$1,849,542	$1,737,700
PRC statutory income tax rate	25%	25%
Income tax benefit computed at statutory corporate income tax rate	462,386	434,425
Reconciling items:
Additional deduction for R&D expenses	6,526	35,065
Entertainment expense	(10,232)	-
Effect of preferential tax rates	(121,470)	(106,101)
Effect of different tax rates in other jurisdictions	(322,232)	(270,832)
Change in valuation allowance	(34,633)	(92,557)
Income tax expense	$(19,655)	$-

■ Deferred Tax

Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable profit. Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are generally recognized for all deductible temporary differences to the extent that it is more likely than not that taxable profits will be available against which those deductible temporary differences can be utilized. A valuation allowance is established when, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realized, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reported period. The PRC tax laws regulate that the net operating losses incurred in the tax year of an enterprise may be carried forward to subsequent years (not exceed five years or ten years if HNTE) and reduce the taxable income of subsequent years when filing income tax.

The significant components of deferred taxes are as follows:

	March 31, 2026	September 30, 2025
	(Unaudited)
Deferred tax assets
Net operating loss carry forwards	$1,539,233	$1,232,478
Allowance for doubtful accounts	10,960	-
Lease liabilities	20,138	-
Total deferred tax assets	$1,570,331	$1,232,478
Less: Valuation allowance	(1,307,141)	(1,232,478)
Total deferred tax assets, net	$263,190	$-

Deferred tax liabilities
Right-of-use assets	(21,281)	-
Fair value of intangible assets recognized through business combination	(108,075)	-
Total deferred tax liabilities	$(129,356)	$-

Deferred tax assets, net	$133,834	$-

■ Net operating loss carry forwards based on expiration date

According to PRC tax regulations, the PRC net operating loss can generally carry forward for no longer than five years starting from the year subsequent to the year in which the loss was incurred, and that of high-tech enterprises and technology-based small and medium-sized enterprises is no more than 10 years. Carryback of losses is not permitted. As of March 31, 2026 and September 30, 2025, the Group had PRC net operating tax loss carry forwards of $25,802,507 and $23,508,148, respectively. As of March 31, 2026, net operating loss carryforwards from PRC will expire in calendar years 2028 through 2035, if not utilized.

As of March 31, 2026 and September 30, 2025, the Group had Hong Kong net operating tax loss carry forwards of $778,686 and $691,764, respectively. The net operating tax loss carry forwards in Hong Kong can be carried forward without an expiration date.

■ Changes in valuation allowance

The Company has evaluated the positive and negative evidence bearing upon the realizability of its deferred tax assets, which are composed principally of net operating loss carryforwards. The Company operates through several subsidiaries and the valuation allowance is considered for each subsidiary on an individual basis. Accordingly, as of March 31, 2026 and September 30, 2025, a $1,307,141 and $1,232,478 valuation allowance has been established, respectively.

Movements for changes in valuation allowance are as follows:

	Six Months Ended
	2026	2025
	(Unaudited)	(Unaudited)
Balance, beginning of the period	$1,232,478	$1,168,270
Additions	34,633	92,557
Utilization	-	-
Foreign exchange differences	40,030	(32,662)
Balance, end of the period	$1,307,141	$1,228,165

■ Uncertain Tax Position

As of March 31, 2026, the Group did not have any unrecognized uncertain tax positions and the Group does not believe that its unrecognized tax benefits will change over the next twelve months. For the six months ended March 31, 2026, the Company did not incur any interest and penalties related to potential underpaid income tax expenses. In general, the PRC tax authority has up to five years to conduct examinations of the Company’s tax filings. As of March 31, 2026, tax years from 2020 through 2024 for the Group’s affiliated entities in the PRC remain open for statutory examination by the PRC tax authorities.

■ Value added tax (“VAT”)

All of the Company’s service revenues that are earned and received in the PRC are subject to a Chinese VAT at a rate of 6% and related surcharges of gross proceeds for the six months ended March 31, 2026 and 2025. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. The Company reports revenues net of the PRC VAT for all the periods presented in the unaudited condensed consolidated statements of operations and comprehensive loss.

Taxes payable consisted of the following:

	March 31, 2026	September 30, 2025
	(Unaudited)
VAT taxes payable	$25,187	$14,546
Income tax payable	-	5,007
Other taxes payable	17,305	7,151
Total taxes payable	$42,492	$26,704